UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

		Croft Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)

Shares/Principal				Fair Value

COMMON STOCKS - 97.46%

Agricultural - 0.46%
3,430		Monsanto Co.		$ 349,483

Autos & Automotive Products - 4.29%
1,757		AutoZone, Inc. *		1,231,552
27,025		Dana Holdings Corp.		501,584
33,325		General Motors Co.		1,050,071
4,174		Harman International Industries, Inc.		449,373
				3,232,580
Banks, S&L's and Brokers - 2.78%
35,803		Citigroup, Inc.		2,093,043

Building & Construction - 1.69%
46,158		Quanta Services, Inc. *		1,274,884

Business Services - 0.76%
5,593		Accenture, Plc. Class A		576,694
Capital Equipment - 3.76%
7,810		Caterpillar, Inc.		614,100
28,541		Flowserve Corp.		1,341,142
8,795		United Technologies Corp.		882,227
				2,837,469
Chemicals - 1.52%
12,217		Lyondell Basell Industries NV		1,146,321

Consumer Cyclicals - 2.03%
8,617		Whirlpool Corp.		1,531,499

Consumer Non-Durables - 2.73%
8,738		Diageo, Plc. ADR		981,365
7,492		Procter & Gamble Co.		574,636
11,197		Unilever NV ADR		501,962
				2,057,963
Consumer Services - 1.50%
30,913		Gap, Inc.		1,127,706

Containers & Paper - 1.45%
22,797		International Paper Co.		1,091,292

Energy - 1.55%
43,316		SunPower Corp. *		1,170,831

Financial Services - 6.87%
38,302		Ally Financial, Inc. *		872,137
15,349		American Express Co.		1,167,445
28,044		Invesco Ltd.		1,082,498
13,254		PayPal Holdings, Inc. *		512,930
9,229		PNC Financial Services Group		906,103
8,452		Visa, Inc. Class A		636,774
				5,177,887
Food & Drug Producers - 1.85%
30,846		Mondelez International, Inc.		1,392,080

Forest Products - 5.00%
47,813		Plum Creek Timber Co., Inc.		1,960,333
59,075		Weyerhaeuser Co.		1,813,012
				3,773,345
Healthcare - 1.85%
6,770		Express Scripts Holding Co. *		609,774
6,461		UnitedHealth Group, Inc.		784,365
				1,394,139
Hotels & Gaming - 1.41%
54,252		MGM Resorts International *		1,064,424

Industrial Goods - 0.51%
18,188		Allegheny Technologies, Inc.		387,768

Insurance Agents & Brokers - 1.53%
19,973		Marsh & McLennan Companies, Inc.		1,157,236

International Oil & Gas - 1.01%
9,579		Exxon Mobil Corp.		758,753

Life Insurance - 6.88%
45,380		MetLife, Inc.		2,529,482
30,137		Prudential Financial, Inc.		2,662,905
				5,192,387
Media & Entertainment - 9.29%
50,277		Arris Group, Inc. *		1,554,565
27,772		Comcast Corp., Class-A		1,731,307
39,533		Discovery Communications, Inc. *		1,197,850
21,056		Liberty Interactive Corp. Class-A *		611,677
78,317		News Corp. Class A *		1,153,609
21,941		Twenty-First Century Fox, Inc.		756,745
				7,005,753
Multi-Industry - 4.12%
37,322		General Electric Co.		974,104
8,637		Honeywell International, Inc.		907,317
12,492		KLX, Inc. *		490,686
19,435		Tyco International, Inc.		738,336
				3,110,443
Natural Gas - 6.19%
42,778		Devon Energy Corp.		2,114,089
15,234		National Fuel Gas Co.		823,702
20,437		Southwestern Energy Co. *		380,128
25,774		Williams Companies, Inc.		1,352,620
				4,670,539
Pharmaceuticals - 7.10%
6,821		Gilead Sciences, Inc.		803,923
15,408		Johnson & Johnson		1,544,036
16,882		Mylan, Inc. *		945,223
2,952		Perrigo Co., Plc.		567,374
41,366		Pfizer, Inc.		1,491,658
				5,352,214
Property & Casualty Insurance - 2.35%
19,215		Allstate Corp.		1,324,874
4,133		Ace Ltd.		449,546
				1,774,420
Railroads, Line-Haul Operating - 0.87%
6,639		Kansas City Southern		658,522

Retail Stores - 0.95%
10,353		Lowes Companies, Inc.		718,084

Semiconductors & Related Devices - 0.74%
30,181		Micron Technology, Inc. *		558,650

Specialty Chemicals - 2.25%
34,959		FMC Corp.		1,696,910

Technology - 7.20%
5,445		Adobe Systems, Inc. *		446,436
2,983		Amazon.com, Inc. *		1,599,335
13,254		EBay, Inc. *		372,702
1,656		Google, Inc. Class C		1,036,010
36,475		Microsoft Corp.		1,703,383
7,038		Power Integrations, Inc.		272,793
				5,430,659
Television Broadcasting Stations - 1.00%
21,570		Grupo Televisa SA		751,930

Transportation - 2.31%
29,024		American Airlines Group, Inc.		1,163,862
6,902		Norfolk Southern Corp.		582,046
				1,745,908
Utilities - 1.65%
42,212		Telephone & Data Systems, Inc.		1,241,455

Total Common Stock (Cost $53,109,475) - 97.46%				$ 73,503,271

REAL ESTATE INVESTMENT TRUSTS - 1.36%
10,757		American Tower Corp. Class-A		1,023,098

Real Estate Investment Trusts (Cost $825,110) - 1.36%				$ 1,023,098

SHORT TERM INVESTMENTS - 0.24%
180,202		Invesco Short Term Investment 0.01% (Cost $180,202) **		$ 180,202

Total Investments (Cost $54,114,787) - 99.05%				$ 74,706,571

Other Assets Less Liabilities - 0.95%				712,821

Net Assets - 100.00%				$ 75,419,392

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,114,787 amounted to $20,591,784, which consisted of aggregate gross unrealized appreciation of $22,212,984 and aggregate gross unrealized depreciation of $1,621,200.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2015:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$73,503,271	$0	$0	$73,503,271
Real Estate Investment Trusts	$1,023,098	$0	$0	$1,023,098
Cash Equivalents	$180,202	$0	$0	$180,202
Total	$74,706,571	$0	$0	$74,706,571

Croft Income Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares/Principal	Fair Value

CORPORATE BONDS (a) - 45.22%

Agriculture - 0.75%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 110,026

Building Materials & Housing - 2.07%
180,000	Lennar Corp., 4.75%, 12/15/17	187,200
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	116,585
303,785
Business Services - 1.09%
145,000	United Parcel Services, 5.5%, 1/15/18	159,798

Capital Goods - 1.93%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	169,332
105,000	United Technologies Corp., 5.375%, 12/15/17	114,877
284,209
Chemicals - 3.02%
105,000	Celanese US Holdings LLC, 5.875%, 6/15/21	111,300
150,000	DuPont EI De Nemours, 6.00% 7/15/18	168,030
155,000	Petrologistics LP, 6.25%, 4/1/20	164,106
443,436
Construction - 1.01%
195,000	Layne Christensen Co., 4.25%, 11/15/18	148,444

Containers & Paper - 1.07%
150,000	Crown Americas LLS, 6.25%, 2/1/21	157,350

Energy - 4.44%
100,000	BP Capital Markets Plc, 3.125, 10/1/15	100,391
100,000	Conocophillips Corp., 5.20%, 5/15/18	109,334
150,000	Consol Energy, Inc., 8.25%, 4/1/20	141,750
160,000	Occidental Petroleum Corp., 7.75%, 2/15/17	161,311
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	140,420
653,206
Energy Services - 1.60%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	116,597
140,000	Hornbeck Offshore Services, 5.875%, 4/1/20	118,300
234,897
Financial Services - 7.54%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,786
150,000	Capital One Financial Corp., 2.45%, 4/24/19	149,967
225,000	Charles Schwab Corp., 4.45%, 7/22/20	248,938
165,000	Deere Capital Corp., 2.00%, 1/13/17	167,517
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	248,955
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	62,480
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	154,521
1,108,164
Gas & Gas Transmission - 0.70%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	102,480

Industrial Goods - 2.16%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	93,086
206,000	General Electric Co., 5.25%, 12/6/17	223,968
317,054
Media & Entertainment - 3.56%
165,000	21st Century Fox America, 7.75%, 2/1/24	205,780
186,000	Liberty Media, Corp., 8.25%, 2/1/30	197,160
110,000	Washington Post Co., 7.25%, 2/1/19	120,085
523,025
Metal & Mining - 1.62%
100,000	Nucor Corp., 5.75%, 12/1/17	108,942
125,000	U.S. Steel Corp., 7.00%, 2/1/18	128,789
237,731
Miscellaneous Consumer Goods & Services - 0.74%
100,000	Pactiv, LLC, 8.125%, 6/15/17	109,000

Retail Stores - 1.59%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	73,597
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	159,408
233,005
Technology - 4.05%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	190,871
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	44,424
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	149,051
100,000	IBM Corp., 5.70%, 9/14/17	109,300
100,000	Texas Instruments, Inc., 2.375, 5/16/16	101,429
595,075
Telecommunications - 1.49%
225,000	Quaalcomm, Inc., 3.00%, 5/20/22	218,816

Textiles & Apparel Manufacturing - 1.28%
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	187,875

Transportation - 2.51%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	109,725
150,000	Hertz Corp., 6.75%, 4/15/19	154,828
105,000	Triumph Group, Inc., 4.875%, 4/1/21	103,950
368,503
Utilities - 1.03%
150,000	National Fuel Gas Co., 5.20%, 7/15/25	151,841

Total Corporate Bonds (Cost $6,334,161) - 45.22%	$ 6,647,720

PREFERRED STOCKS - 1.14%
3,000	CHS, Inc. 7.875%, 12/31/49	$ 85,260
3,000	CHS, Inc. 7.50%, 12/31/49	81,660

Total Preferred Stocks (Cost $150,000) - 1.14%	$ 166,920

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 28.85%
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	$ 307,430
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	308,555
300,000	U.S. Treasury Notes, 2.75%, 2/28/18	314,461
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	303,375
750,000	U.S. Treasury Notes, 0.375%, 5/31/16	750,586
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	753,398
750,000	U.S. Treasury Notes, 0.75%, 1/15/17	752,519
750,000	U.S. Treasury Notes, 0.375%, 1/31/16	750,762

Total U.S. Government Agencies & Obligations (Cost $4,237,283) - 28.85%	$ 4,241,086

SHORT TERM INVESTMENTS - 24.58%
3,612,949	Invesco Short Term Investment 0.01% (Cost $3,612,949) **	$ 3,612,949

Total Investments (Cost $14,334,393) - 99.79%	$ 14,668,675

Other Assets less Liabilities - 0.21%	31,534

Net Assets - 100.00%	$ 14,700,209

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,334,393 amounted to $256,217, which consisted of aggregate gross unrealized appreciation of $331,527 and aggregate gross unrealized depreciation of $75,310.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2015:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$6,647,720	$0	$6,647,720
Convertible Bonds	$0	$166,920	$0	$166,920
U.S. Obligations	$0	$4,241,086	$0	$4,241,086
Cash Equivalents	$3,612,949	$0	$0	$3,612,949
Total	$3,612,949	$11,055,726	$0	$14,668,675

Croft Focus Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares/Principal	Fair Value

COMMON STOCKS - 95.50%

Autos & Automotive Products - 3.77%
11,178	General Motors Co.	$ 352,219

Banks, S&L's and Brokers - 4.23%
6,756	Citigroup, Inc.	394,956

Building & Construction - 3.70%
12,510	Quanta Services, Inc. *	345,526

Capital Equipment - 4.09%
8,119	Flowserve Corp. *	381,512

Consumer Cyclicals - 2.97%
1,559	Whirlpool Corp.	277,081

Consumer Non-Durables - 7.68%
3,070	Diageo, Plc. ADR	344,792
8,309	Unilever NV	372,492
717,284
Consumer Services - 3.92%
10,020	Gap, Inc.	365,530

Containers & Paper - 2.92%
5,703	International Paper Co.	273,003

Energy - 3.50%
12,083	SunPower Corp. *	326,603

Forest Products - 4.38%
9,979	Plum Creek Timber Co., Inc.	409,139

Hotels & Gaming - 3.69%
17,562	MGM Resorts International *	344,566

Life Insurance - 5.28%
5,584	Prudential Financial, Inc.	493,402

Media & Entertainment - 10.37%
12,281	Arris Group, Inc. *	379,729
6,445	Comcast Corp., Class-A	401,781
12,667	News Corp. Class-A *	186,585
968,095
Natural Gas - 3.01%
6,125	Apache Corp.	280,892

Pharmaceuticals - 5.95%
2,750	Gilead Sciences, Inc.	324,115
4,136	Mylan, Inc. *	231,575
555,690
Semiconductors & Related Devices - 0.99%
5,000	Micron Technology, Inc. *	92,550

Specialty Chemicals - 4.08%
7,855	FMC Corp.	381,282

Technology - 12.02%
1,219	Amazon.com, Inc. *	653,567
749	Google, Inc. Class-C	468,582
1,122,149
Transportation - 3.97%
9,253	American Airlines Group, Inc.	371,045

Utilities - 4.96%
15,760	Telephone & Data Systems, Inc.	463,502

Total Common Stock (Cost $8,820,671) - 95.50%	$ 8,916,026

SHORT TERM INVESTMENTS - 3.59%
335,139	Invesco Short Term Investment 0.01% (Cost $335,139) **	$ 335,139

Total Investments (Cost $9,155,810) - 99.09%	$ 9,251,165

Other Assets Less Liabilities - 0.91%	84,758

Net Assets - 100.00%	$ 9,335,923

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Croft Focus Fund
1. SECURITY TRANSACTIONS

At July 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,155,810 amounted to $95,355, which consisted of aggregate gross unrealized appreciation of $753,416 and aggregate gross unrealized depreciation of $,658,061.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of July 31, 2015:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,916,026	$0	$0	$8,916,026
Cash Equivalents	$335,139	$0	$0	$335,139
Total	$9,251,165	$0	$0	$9,251,165

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 28, 2015

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 28, 2015

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 28, 2015